Cover	Apr. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 22, 2021
Entity File Number	001-37621
Entity Registrant Name	FIRST GUARANTY BANCSHARES, INC.
Entity Central Index Key	0001408534
Entity Tax Identification Number	26-0513559
Entity Incorporation, State or Country Code	LA
Entity Address, Address Line One	400 East Thomas Street
Entity Address, City or Town	Hammond
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70401
City Area Code	(985)
Local Phone Number	345-7685
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	FGBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable